DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina’s
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Micro Sistemas (a)	Services related to the use of electronic payment media	Argentina	100.00%
Manda (b)	Holding	Argentina	100.00%
RISSAU (b)	Broadcasting services	Argentina	100.00%
AVC (c)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Holding	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome (d)	Security solutions and services	Argentina	100.00%
NYS2 (d)	ICT Services and Audiovisual Communication Services	Argentina	100.00%
NYSSAU (c)	Provision of internet access services	Argentina	100.00%
TSMA (e)	Community Closed-Circuit Television	Argentina	100.00%
Ubiquo (f)	Cybersecurity services and products	Chile	95.00%
Núcleo (g)	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos (h)	Mobile financial services	Paraguay	67.50%
CrediPay (d) (i)	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (j)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Parklet (d) (k)	Development and provision of digital platforms	Uruguay	100.00%
MFH (a)(h)	Holding	USA	100.00%
Naperville (b)	Holding	USA	100.00%
Saturn (b)	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%
(a)	As of December 19, 2024, MFH directly controls Micro Sistemas.
(b)	The companies Naperville and Saturn were indirectly acquired in May and July, 2024, by the subsidiary Televisión Dirigida. Naperville and Saturn have a 76.63% and 23.27% shareholding in Manda, respectively, which in turn owns 100% of RISSAU. For further details, see Note 28. 2).
(c)	On December 4, 2024, the Board of Directors of Telecom Argentina and the Boards of Directors of NYSSA and AVC, approved the initiation of the process leading to the corporate reorganization consisting of the merger by absorption of NYSSA and AVC (as absorbed companies) by Telecom (absorbing company), effective as of January 1, 2025, from which date the operations of NYSSA and AVC should be considered as carried out by Telecom Argentina.
(d)	As of the date of issuance of these consolidated financial statements, these subsidiaries are dormant entities.
(e)	In September 2024, the Company acquired an additional 49.9% equity interest in TSMA by exchanging 49.9% of its equity interest in Ver TV. For more details, see Note 28.1).
(f)	Company indirectly acquired by the subsidiary Opalker on June 20, 2023.
(g)	During June 2024, the merger by absorption between Núcleo (absorbing company) with Tuves Paraguay S.A. (absorbed company) has taken place.
(h)	Since May 2024, the subsidiary MFH directly controls Personal Envíos.
(i)	On August 19, 2024, the subsidiary MFH established the company CrediPay in the Republic of Paraguay (with a 67.5% ownership) - whose corporate purpose is the granting of loans, financing, purchase of goods and services, as well as the development of payment networks, with the aim of participating in and investing in companies related to financial activities-, with the purpose of participating in and investing in companies related to financial activities.
(j)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A..
(k)	Company indirectly acquired by the subsidiary Opalker on December 9, 2024 generating a goodwill of $4 million.

Schedule of income statement information

Presented below is the Segment financial information for the years ended December 31, 2024, 2023 and 2022:

◻	Consolidated Income Statement as of December 31, 2024

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	3,165,736	664,201	3,829,937	266,915	63,773	330,688	(23,029)	4,137,596
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(823,975)	(169,612)	(993,587)	(24,450)	(5,718)	(30,168)	—	(1,023,755)
Fees for services, maintenance, materials and supplies	(393,042)	(118,206)	(511,248)	(35,839)	(8,599)	(44,438)	5,229	(550,457)
Taxes and fees with the Regulatory Authority	(258,519)	(53,793)	(312,312)	(10,931)	(2,379)	(13,310)	—	(325,622)
Commissions and advertising	(133,932)	(24,889)	(158,821)	(62,477)	(14,085)	(76,562)	3,157	(232,226)
Programming and content costs	(172,422)	(34,428)	(206,850)	(25,570)	(6,596)	(32,166)	—	(239,016)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(429,466)	(126,821)	(556,287)	(47,831)	(12,168)	(59,999)	14,643	(601,643)
Adjusted EBITDA	954,380	136,452	1,090,832	59,817	14,228	74,045	—	1,164,877

Depreciation, amortization and impairment of Fixed Assets								(1,311,344)
Operating loss								(146,467)
Losses from associates and joint ventures								(11,474)
Financial results from borrowings								1,455,571
Other financial results, net								144,776
Income before income tax								1,442,406
Income tax expense								(409,154)
Net income								1,033,252

Attributable to:
Controlling Company								1,012,404
Non-controlling interest								20,848
								1,033,252

◻	Consolidated Income Statement as of December 31, 2023

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	1,053,442	3,134,943	4,188,385	81,877	234,945	316,822	(21,235)	4,483,972
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(279,608)	(809,275)	(1,088,883)	(8,277)	(23,151)	(31,428)	—	(1,120,311)
Fees for services, maintenance, materials and supplies	(131,861)	(399,380)	(531,241)	(9,292)	(26,177)	(35,469)	3,319	(563,391)
Taxes and fees with the Regulatory Authority	(83,591)	(249,546)	(333,137)	(2,968)	(8,373)	(11,341)	—	(344,478)
Commissions and advertising	(52,319)	(158,226)	(210,545)	(13,346)	(40,395)	(53,741)	1,659	(262,627)
Programming and content costs	(55,317)	(164,208)	(219,525)	(8,532)	(24,923)	(33,455)	—	(252,980)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(145,951)	(488,140)	(634,091)	(15,714)	(44,923)	(60,637)	16,257	(678,471)
Adjusted EBITDA	304,795	866,168	1,170,963	23,748	67,003	90,751	—	1,261,714

Depreciation, amortization and impairment of Fixed Assets								(1,534,060)
Operating loss								(272,346)

Losses from associates and joint ventures								(4,111)
Financial results from borrowings								(1,381,290)
Other financial results, net								377,419
Income before income tax								(1,280,328)
Income tax benefit								736,601
Net loss								(543,727)

Attributable to:
Controlling Company								(561,242)
Non-controlling interest								17,515
								(543,727)

◻	Consolidated Income Statement as of December 31, 2022

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	505,735	4,136,903	4,642,638	36,650	298,266	334,916	(32,735)	4,944,819
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(135,282)	(1,085,608)	(1,220,890)	(2,551)	(20,716)	(23,267)	5,452	(1,238,705)
Fees for services, maintenance, materials and supplies	(60,618)	(508,369)	(568,987)	(4,365)	(34,845)	(39,210)	8,348	(599,849)
Taxes and fees with the Regulatory Authority	(40,156)	(328,516)	(368,672)	(1,194)	(9,826)	(11,020)	—	(379,692)
Commissions and advertising	(27,422)	(220,882)	(248,304)	(5,868)	(45,955)	(51,823)	624	(299,503)
Programming and content costs	(29,442)	(242,395)	(271,837)	(4,285)	(34,063)	(38,348)	—	(310,185)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(75,866)	(639,722)	(715,588)	(6,571)	(54,196)	(60,767)	18,311	(758,044)
Adjusted EBITDA	136,949	1,111,411	1,248,360	11,816	98,665	110,481	—	1,358,841

Depreciation, amortization and impairment of Fixed Assets								(3,358,932)
Operating loss								(2,000,091)

Losses from associates and joint ventures								5,553
Financial results from borrowings								201,704
Other financial results, net								218,589
Income before income tax								(1,574,245)
Income tax benefit								179,733
Net loss								(1,394,512)

Attributable to:
Controlling Company								(1,409,383)
Non-controlling interest								14,871
								(1,394,512)

Schedule of financial statement information based on geographical area

	For the years ended December 31,
	2024	2023	2022
Revenues from customers located in Argentina	3,829,481	4,173,750	4,613,802
Revenues from foreign customers	308,115	310,222	331,017

CAPEX corresponding to the segment “ICT Services in Argentina”	496,921	971,493	778,983
CAPEX corresponding to the segment “Other segments”	72,430	80,735	86,340

	As of December 31,
	2024	2023
Fixed Assets corresponding to the segment “ICT Services in Argentina”	9,692,705	10,184,729
Fixed Assets corresponding to the segment “Other segments”	398,189	568,219

Borrowings corresponding to the segment “ICT Services in Argentina”	2,830,817	4,513,120
Borrowings corresponding to the segment “Other segments”	47,187	121,040

Schedule of national consumer price index according to official statistics (INDEC)

	As of December 31,	As of December 31,	As of December 31,
	2022	2023	2024

National Consumer Price Index (National CPI) (December 2016=100)	1,134.6	3,533.2	7,694.0

Variation in Prices
Annual	94.8%	211.4%	117.8%

Banco Nación US$/$ exchange rate	177.2	808.4	1,032.0

Variation in the exchange rate
Annual	72.5%	356.3%	27.7%